SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]
17.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	Year Ended
	December 31,	December 31,
	2017	2016

Net changes in non-cash working capital:
Accounts receivable	$(8,520)	$(1,887)
Inventories	884	2,793
Prepaid expenses	126	473
Accounts payable and accrued liabilities	963	(1,149)
Income taxes payable	(1,446)	(1,213)
	$(7,993)	$(983)

Non-cash financing and investing activities:
Reclamation included in mineral property, plant and equipment	50	-
Fair value of exercised options allocated to share capital	65	5,417
Fair value of performance share units allocated to share capital	439	-
Fair value of shares issued on property acquisition	500	11,813

Other cash disbursements:
Income taxes paid	8,015	9,743
Special mining duty paid	2,020	1,042